Investment Strategy	Nov. 30, 2025
Bushido Capital US Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in U.S. listed common stock.
The Fund is expected to generally hold 30 to 50 stocks that are equal weighted within the portfolio. The Fund utilizes a fundamental value approach to individual stock selection that incorporates both quantitative and qualitative analysis. In selecting securities for the Fund, the sub-adviser, Sepio Capital L.P. (the “Sub-Adviser”), primarily focuses on the amount, over a full economic cycle (typically a 3-5 year time period), of free cash flow generated by a business relative to the company’s enterprise value, the return on invested capital the business generates, and the capital allocation track record of a company’s executive management team to determine the attractiveness of a potential Fund holding. The Sub-Adviser measures these attributes over a full economic cycle rather than at various points in time to incorporate longer time frames and therefore different economic environments into its analysis.
The Sub-Adviser screens companies in the Russell 1000 Index and the S&P 500 Index to exclude financial companies and unprofitable firms to identify the starting investment universe. The Russell 1000 Index tracks the largest 1,000 publicly traded U.S companies by market capitalization and, as of September 30, 2025, its components ranged in capitalization from $1.1 billion to $4.5 trillion. The S&P 500 Index tracks 500 of the largest publicly traded U.S. companies by market capitalization and, as of September 30, 2025, its components ranged in capitalization from $6.6 billion to $4.5 trillion. The investment universe is further screened based on the profitability, valuation, and capital allocation metrics discussed above to winnow the number of potential holdings down to approximately 100. The Sub-Adviser analyzes the remaining approximately 100 companies further by evaluating their financial statements, event transcripts, and investor presentations. In addition, a discounted cash flow valuation is performed to quantify the Sub-Adviser’s estimate of each company’s intrinsic value. The current market price is analyzed against the Sub-Adviser’s estimate of intrinsic value to partly determine the attractiveness of a potential holding’s valuation.
A small portion of the portfolio, not to exceed 10% at the time of purchase, may be invested in what the Sub-Adviser deems “special situations.” While not common, during sector or market wide volatility, specific stocks in the financials and, at times, possibly other sectors, may trade for valuations representing compelling risk/reward profiles in the Sub-Adviser’s opinion. The Sub-Adviser may opportunistically invest in financial companies or other businesses that are trading for less than book value with underlying company fundamentals that suggest the business is not in distress. In such instances, the Fund may add 1–5 individual names after performing in depth analysis of the potential holding’s financial statements, the competitive landscape in which the company in question operates, and risk contribution to the overall Fund portfolio. The Sub-Adviser will focus analysis on a potential holding’s balance sheet, profitability, liquidity profile and cost of and availability of capital.
The Sub-Adviser expects that the Fund’s portfolio will be primarily composed of the common stock of U.S. mid- and large-capitalization companies, although the Fund may invest up to 20% of its net assets in other ETFs. The Sub-Adviser may elect to use other ETFs to invest in certain broad markets, sectors or industries where the Sub-Adviser believes the ETF’s inherent diversification and liquidity may be superior from a risk management standpoint to assuming single name equity risk. The Fund will generally be fully invested.
Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that the Fund’s investment process for individual stock selection may often lead to the portfolio being focused on a small number of sectors. These sectors will likely be different over time, as the economic and market environment change.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in U.S. listed common stock.

Bushido Capital US SMID Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in U.S. listed common stock of small- and mid-capitalization (“SMID Cap”) companies, defined as companies with a market capitalization of between $1 billion and $50 billion. For purposes of the Fund’s 80% policy, the Fund considers SMID Cap companies to include ETFs that invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in SMID Cap companies.
The Fund utilizes a fundamental value approach to individual stock selection that incorporates both quantitative and qualitative analysis. In selecting securities for the Fund, the sub-adviser, Sepio Capital L.P. (the “Sub-Adviser”), seeks companies with high free cash flow generation relative to the company’s enterprise value, strong returns on invested capital, and management teams with a track record of shareholder-friendly capital allocation decisions, all over a full economic cycle (typically a 3-5 year time period). The Sub-Adviser measures these attributes over a full economic cycle rather than at various points in time to incorporate longer time frames and therefore different economic environments into its analysis.
In selecting individual securities for the Fund, the Sub-Adviser uses free cash flow and earnings-based valuation metrics such as price/sales ratio, price/earnings ratio, and enterprise value/EBIDTA (earnings before interest, taxes, depreciation and amortization) ratio to determine how “cheap” a company is. The Sub-Adviser further considers a company’s profitability, valuation, and capital allocation metrics (discussed above) to gauge the quality of a company’s profitability and conducts a deep dive fundamental analysis to evaluate companies’ financial statements, earnings call transcripts, SEC filings, and investor presentations. For certain companies, the Sub-Adviser may use a discounted cash flow valuation to quantify the Sub-Adviser’s estimate of each company’s intrinsic value. The stock’s current market price is analyzed against the Sub-Adviser’s estimate of intrinsic value to determine the attractiveness of a potential holding’s valuation.
In addition to the selection of individual equities, the Fund may invest in other ETFs for exposure to certain broad markets, sectors, or factors where the Sub-Adviser believes the ETF’s inherent diversification and liquidity may be advantageous for shareholders. At times, ETFs may make up the predominant portion of the Fund’s portfolio, while at other times, the Fund may not include any ETFs.
The Sub-Adviser anticipates that the Fund’s investment process for individual stock selection may often lead to the portfolio being focused on a small number of sectors. These sectors will likely be different over time, as the economic and market environment change. The specific sectors overweighted by the Fund will likely differ over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in U.S. listed common stock of small- and mid-capitalization (“SMID Cap”) companies, defined as companies with a market capitalization of between $1 billion and $50 billion. For purposes of the Fund’s 80% policy, the Fund considers SMID Cap companies to include ETFs that invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in SMID Cap companies.